Supplemental disclosure of cash flow information	9 Months Ended
Sep. 30, 2024
Disclosure of information for cash-generating units [abstract]
Supplemental disclosure of cash flow information

15.	Supplemental disclosure of cash flow information

	Three months ended		Nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(978)	429	(1,662)	1,356
Inventory	(206)	(169)	688	(1,203)
Prepaid expenses and other current assets	266	(82)	(1,627)	(56)
Payables and accrued liabilities	(3,566)	558	(983)	(408)
Deferred revenues	217	-	217	-
Provision for restructuring and other costs	273	-	274	-
Employee future benefits	(131)	-	(175)	-
	(4,125)	736	(3,268)	(311)

Additions of property and equipment of $0.5 million for the nine-months ended September 30, 2024 (2023 - nil) were acquired on deferred payment terms, the settlement of which are still outstanding at period end.